Calvert
Balanced Fund
December 31, 2021
Schedule of Investments (Unaudited)

Asset-Backed Securities — 6.1%

Security	Principal Amount (000's omitted)	Value
Adams Outdoor Advertising, L.P., Series 2018-1, Class A, 4.81%, 11/15/48(1)	$427	$ 441,073
Affirm Asset Securitization Trust:
Series 2020-A, Class A, 2.10%, 2/18/25(1)	1,017	1,019,630
Series 2021-A, Class A, 0.88%, 8/15/25(1)	305	305,120
Aligned Data Centers Issuer, LLC, Series 2021-1A, Class A2, 1.937%, 8/15/46(1)	655	645,660
Avant Loans Funding Trust, Series 2021-REV1, Class D, 4.30%, 7/15/30(1)	525	527,246
Business Jet Securities, LLC, Series 2020-1A, Class A, 2.981%, 11/15/35(1)	76	76,393
Coinstar Funding, LLC, Series 2017-1A, Class A2, 5.216%, 4/25/47(1)	1,522	1,521,446
Cologix Data Centers US Issuer, LLC:
Series 2021-1A, Class A2, 3.30%, 12/26/51(1)	1,640	1,650,965
Series 2021-1A, Class B, 3.79%, 12/26/51(1)	960	961,012
Conn's Receivables Funding, LLC:
Series 2020-A, Class A, 1.71%, 6/16/25(1)	51	50,728
Series 2020-A, Class B, 4.27%, 6/16/25(1)	258	259,115
Series 2020-A, Class C, 4.20%, 6/16/25(1)	104	104,185
Series 2021-A, Class A, 1.05%, 5/15/26(1)	2,131	2,130,083
Series 2021-A, Class B, 2.87%, 5/15/26(1)	1,370	1,366,755
Series 2021-A, Class C, 4.59%, 5/15/26(1)	375	373,958
DataBank Issuer, Series 2021-2A, Class A2, 2.40%, 10/25/51(1)	768	762,156
DB Master Finance, LLC, Series 2017-1A, Class A2II, 4.03%, 11/20/47(1)	164	171,524
Diamond Infrastructure Funding, LLC:
Series 2021-1A, Class A, 1.76%, 4/15/49(1)	950	934,477
Series 2021-1A, Class C, 3.475%, 4/15/49(1)	255	254,160
Diamond Issuer, Series 2021-1A, Class A, 2.305%, 11/20/51(1)	2,166	2,154,574
Driven Brands Funding, LLC, Series 2018-1A, Class A2, 4.739%, 4/20/48(1)	125	130,947
ExteNet, LLC:
Series 2019-1A, Class A2, 3.204%, 7/26/49(1)	805	816,873
Series 2019-1A, Class B, 4.14%, 7/26/49(1)	124	126,368
FOCUS Brands Funding, LLC:
Series 2017-1A, Class A2IB, 3.857%, 4/30/47(1)	1,213	1,231,578
Series 2017-1A, Class A2II, 5.093%, 4/30/47(1)	344	363,327
GoodLeap Sustainable Home Solutions Trust, Series 2021-5CS, Class A, 2.31%, 10/20/48(1)	705	704,914
Hardee's Funding, LLC, Series 2020-1A, Class A2, 3.981%, 12/20/50(1)	431	452,568
Jack in the Box Funding, LLC, Series 2019-1A, Class A2I, 3.982%, 8/25/49(1)	973	980,934
Security	Principal Amount (000's omitted)	Value
Jersey Mike's Funding, Series 2019-1A, Class A2, 4.433%, 2/15/50(1)	$635	$ 669,635
JPMorgan Chase Bank, NA:
Series 2021-2, Class B, 0.889%, 12/26/28(1)	1,080	1,074,167
Series 2021-3, Class B, 0.76%, 2/26/29(1)	926	920,701
Loanpal Solar Loan, Ltd., Series 2020-1GS, Class C, 2.00%, 6/20/47(1)	255	233,938
Lunar Aircraft, Ltd., Series 2020-1A, Class B, 4.335%, 2/15/45(1)	117	106,725
Marlette Funding Trust:
Series 2020-2A, Class B, 1.83%, 9/16/30(1)	288	289,064
Series 2020-2A, Class C, 2.83%, 9/16/30(1)	107	108,454
Series 2021-1A, Class A, 0.60%, 6/16/31(1)	84	83,790
Mosaic Solar Loan Trust:
Series 2019-1A, Class A, 4.37%, 12/21/43(1)	511	547,359
Series 2019-2A, Class B, 3.28%, 9/20/40(1)	1,275	1,302,041
Series 2019-2A, Class C, 4.35%, 9/20/40(1)	157	157,014
Series 2020-1A, Class A, 2.10%, 4/20/46(1)	140	140,877
Series 2020-1A, Class B, 3.10%, 4/20/46(1)	115	118,578
Series 2020-2A, Class A, 1.44%, 8/20/46(1)	293	285,455
Series 2020-2A, Class B, 2.21%, 8/20/46(1)	423	423,069
Series 2021-1A, Class A, 1.51%, 12/20/46(1)	704	685,443
Series 2021-3A, Class D, 3.28%, 6/20/52(1)	131	129,499
Neighborly Issuer, LLC, Series 2021-1A, Class A2, 3.584%, 4/30/51(1)	990	998,370
NRZ Excess Spread-Collateralized Notes, Series 2021-GNT1, Class A, 3.474%, 11/25/26(1)	2,079	2,079,003
OneMain Financial Issuance Trust:
Series 2016-3A, Class A, 3.83%, 6/18/31(1)	214	215,171
Series 2018-1A, Class A, 3.30%, 3/14/29(1)	393	392,956
Oportun Funding XIV, LLC, Series 2021-A, Class B, 1.76%, 3/8/28(1)	265	264,495
Oportun Issuance Trust:
Series 2021-B, Class A, 1.47%, 5/8/31(1)	979	973,559
Series 2021-B, Class C, 3.65%, 5/8/31(1)	178	178,338
Series 2021-C, Class A, 2.18%, 10/8/31(1)	5,100	5,072,818
Series 2021-C, Class B, 2.67%, 10/8/31(1)	530	526,290
Series 2021-C, Class C, 3.61%, 10/8/31(1)	105	104,300
Pagaya AI Debt Selection Trust:
Series 2020-3, Class B, 3.22%, 5/17/27(1)	305	308,879
Series 2021-2, 3.00%, 1/25/29(1)	1,401	1,402,022
Series 2021-3, Class A, 1.15%, 5/15/29(1)	3,349	3,334,752
Series 2021-5, Class A, 1.53%, 8/15/29(1)	2,249	2,250,363
Series 2021-HG1, Class A, 1.22%, 1/16/29(1)	649	646,110
Planet Fitness Master Issuer, LLC:
Series 2018-1A, Class A2I, 4.262%, 9/5/48(1)	1,055	1,058,645
Series 2018-1A, Class A2II, 4.666%, 9/5/48(1)	70	71,343

Calvert
Balanced Fund
December 31, 2021
Schedule of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Planet Fitness Master Issuer, LLC: (continued)
Series 2019-1A, Class A2, 3.858%, 12/5/49(1)	$617	$ 635,840
Prosper Marketplace Issuance Trust, Series 2019-4A, Class C, 4.95%, 2/17/26(1)	210	212,099
SBA Tower Trust, Series 2014-2A, Class C, 3.869%, 10/15/49(1)	1,000	1,036,348
ServiceMaster Funding, LLC:
Series 2020-1, Class A2I, 2.841%, 1/30/51(1)	351	349,850
Series 2020-1, Class A2II, 3.337%, 1/30/51(1)	444	448,621
SERVPRO Master Issuer, LLC, Series 2019-1A, Class A2, 3.882%, 10/25/49(1)	2,017	2,069,360
Small Business Lending Trust, Series 2020-A, Class A, 2.62%, 12/15/26(1)	33	33,571
Sofi Consumer Loan Program Trust, Series 2018-1, Class C, 3.97%, 2/25/27(1)	100	100,898
SolarCity LMC Series I, LLC, Series 2013-1, Class A, 4.80%, 11/20/38(1)	390	390,049
Sonic Capital, LLC, Series 2020-1A, Class A2I, 3.845%, 1/20/50(1)	1,142	1,187,122
SpringCastle America Funding, LLC, Series 2020-AA, Class A, 1.97%, 9/25/37(1)	860	857,006
Stack Infrastructure Issuer, LLC:
Series 2019-1A, Class A2, 4.54%, 2/25/44(1)	4,817	4,995,101
Series 2019-2A, Class A2, 3.08%, 10/25/44(1)	405	413,199
Sunnova Helios II Issuer, LLC, Series 2021-A, Class A, 1.80%, 2/20/48(1)	1,311	1,293,100
Sunnova Sol II Issuer, LLC, Series 2020-2A, Class A, 2.73%, 11/1/55(1)	1,446	1,449,387
Sunnova Sol Issuer, LLC, Series 2020-1A, Class A, 3.35%, 2/1/55(1)	243	250,037
Sunrun Atlas Issuer, LLC, Series 2019-2, Class A, 3.61%, 2/1/55(1)	474	497,633
Sunrun Callisto Issuer, LLC, Series 2015-1A, Class B, 5.38%, 7/20/45(1)	446	440,348
Sunrun Demeter Issuer, LLC, Series 2021-2A, Class A, 2.27%, 1/30/57(1)	720	717,218
Sunrun Xanadu Issuer, LLC, Series 2019-1A, Class A, 3.98%, 6/30/54(1)	322	340,305
TES, LLC, Series 2017-1A, Class A, 4.33%, 10/20/47(1)	748	783,541
Tesla Auto Lease Trust, Series 2019-A, Class A3, 2.16%, 10/20/22(1)	1,873	1,881,047
Theorem Funding Trust:
Series 2020-1A, Class A, 2.48%, 10/15/26(1)	31	31,684
Series 2020-1A, Class B, 3.95%, 10/15/26(1)	447	452,881
Series 2021-1A, Class A, 1.21%, 12/15/27(1)	1,526	1,523,227
Series 2021-1A, Class B, 1.84%, 12/15/27(1)	174	172,094
Thunderbolt Aircraft Lease, Ltd., Series 2017-A, Class C, 4.50%, 5/17/32(1)	134	88,699
Security	Principal Amount (000's omitted)	Value
United States Small Business Administration, Series 2017-20E, Class 1, 2.88%, 5/1/37	$1,045	$ 1,107,308
Upstart Securitization Trust:
Series 2020-1, Class C, 4.899%, 4/22/30(1)	750	771,106
Series 2021-2, Class A, 0.91%, 6/20/31(1)	1,456	1,454,024
Vantage Data Centers Issuer, LLC:
Series 2018-2A, Class A2, 4.196%, 11/16/43(1)	160	164,018
Series 2019-1A, Class A2, 3.188%, 7/15/44(1)	1,040	1,063,419
Series 2020-2A, Class A2, 1.992%, 9/15/45(1)	1,405	1,380,415
Series 2021-1A, Class A2, 2.165%, 10/15/46(1)	621	620,013
Vivint Solar Financing VII, LLC, Series 2020-1A, Class A, 2.21%, 7/31/51(1)	994	977,363
Willis Engine Structured Trust V:
Series 2020-A, Class B, 4.212%, 3/15/45(1)	370	345,234
Series 2020-A, Class C, 6.657%, 3/15/45(1)	194	140,855
Total Asset-Backed Securities (identified cost $78,075,203)		$78,345,012

Collateralized Mortgage Obligations — 1.6%

Security	Principal Amount (000's omitted)	Value
Bellemeade Re, Ltd.:
Series 2017-1, Class B1, 4.852%, (1 mo. USD LIBOR + 4.75%), 10/25/27(1)(2)	$155	$ 158,448
Series 2020-4A, Class M2A, 2.702%, (1 mo. USD LIBOR + 2.60%), 6/25/30(1)(2)	24	24,147
Series 2021-1A, Class M1A, 1.80%, (30-day average SOFR + 1.75%), 3/25/31(1)(2)	345	346,629
Series 2021-1A, Class M1B, 2.25%, (30-day average SOFR + 2.20%), 3/25/31(1)(2)	248	250,558
Series 2021-1A, Class M1C, 3.00%, (30-day average SOFR + 2.95%), 3/25/31(1)(2)	150	154,538
Series 2021-2A, Class M1A, 1.25%, (30-day average SOFR + 1.20%), 6/25/31(1)(2)	1,703	1,700,411
Series 2021-3A, Class A2, 1.05%, (30-day average SOFR + 1.00%), 9/25/31(1)(2)	590	587,165
Series 2021-3A, Class M1B, 1.45%, (30-day average SOFR + 1.40%), 9/25/31(1)(2)	415	413,424
Eagle Re, Ltd.:
Series 2021-1, Class M1A, 1.75%, (30-day average SOFR + 1.70%), 10/25/33(1)(2)	824	825,840
Series 2021-2, Class M1C, 3.50%, (30-day average SOFR + 3.45%), 4/25/34(1)(2)	415	416,841
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes:
Series 2015-HQ2, Class M3, 3.353%, (1 mo. USD LIBOR + 3.25%), 5/25/25(2)	251	255,248
Series 2017-HQA2, Class M2, 2.753%, (1 mo. USD LIBOR + 2.65%), 12/25/29(2)	389	398,321

Calvert
Balanced Fund
December 31, 2021
Schedule of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes: (continued)
Series 2018-DNA1, Class M2, 1.903%, (1 mo. USD LIBOR + 1.80%), 7/25/30(2)	$531	$ 534,966
Series 2018-DNA1, Class M2AT, 1.153%, (1 mo. USD LIBOR + 1.05%), 7/25/30(2)	619	620,474
Series 2019-DNA2, Class M2, 2.553%, (1 mo. USD LIBOR + 2.45%), 3/25/49(1)(2)	140	141,565
Series 2019-DNA3, Class B2, 8.253%, (1 mo. USD LIBOR + 8.15%), 7/25/49(1)(2)	240	254,675
Series 2019-DNA3, Class M2, 2.153%, (1 mo. USD LIBOR + 2.05%), 7/25/49(1)(2)	1,708	1,722,762
Series 2019-DNA4, Class M2, 2.053%, (1 mo. USD LIBOR + 1.95%), 10/25/49(1)(2)	199	199,468
Series 2019-HQA2, Class B1, 4.203%, (1 mo. USD LIBOR + 4.10%), 4/25/49(1)(2)	150	153,730
Series 2019-HQA4, Class B1, 3.053%, (1 mo. USD LIBOR + 2.95%), 11/25/49(1)(2)	57	57,446
Series 2020-DNA4, Class M2, 3.853%, (1 mo. USD LIBOR + 3.75%), 8/25/50(1)(2)	16	16,314
Series 2020-DNA5, Class M2, 2.85%, (30-day average SOFR + 2.80%), 10/25/50(1)(2)	234	236,057
Series 2020-DNA6, Class B1, 3.05%, (30-day average SOFR + 3.00%), 12/25/50(1)(2)	50	50,702
Series 2020-DNA6, Class M2, 2.05%, (30-day average SOFR + 2.00%), 12/25/50(1)(2)	715	719,758
Series 2020-HQA2, Class B1, 4.203%, (1 mo. USD LIBOR + 4.10%), 3/25/50(1)(2)	108	111,886
Series 2021-DNA3, Class M1, 0.80%, (30-day average SOFR + 0.75%), 10/25/33(1)(2)	596	597,166
Federal National Mortgage Association Connecticut Avenue Securities:
Series 2013-C01, Class M2, 5.353%, (1 mo. USD LIBOR + 5.25%), 10/25/23(2)	285	296,635
Series 2014-C02, Class 2M2, 2.703%, (1 mo. USD LIBOR + 2.60%), 5/25/24(2)	127	129,064
Series 2014-C03, Class 2M2, 3.003%, (1 mo. USD LIBOR + 2.90%), 7/25/24(2)	189	192,607
Series 2014-C04, Class 1M2, 5.003%, (1 mo. USD LIBOR + 4.90%), 11/25/24(2)	514	535,879
Series 2018-C06, Class 1M2, 2.103%, (1 mo. USD LIBOR + 2.00%), 3/25/31(2)	46	46,905
Series 2018-R07, Class 1M2, 2.502%, (1 mo. USD LIBOR + 2.40%), 4/25/31(1)(2)	211	212,314
Series 2019-R01, Class 2B1, 4.453%, (1 mo. USD LIBOR + 4.35%), 7/25/31(1)(2)	150	154,495
Series 2019-R02, Class 1B1, 4.253%, (1 mo. USD LIBOR + 4.15%), 8/25/31(1)(2)	150	154,002
Series 2019-R02, Class 1M2, 2.403%, (1 mo. USD LIBOR + 2.30%), 8/25/31(1)(2)	17	17,619
Series 2019-R03, Class 1B1, 4.203%, (1 mo. USD LIBOR + 4.10%), 9/25/31(1)(2)	150	154,158
Series 2019-R05, Class 1B1, 4.203%, (1 mo. USD LIBOR + 4.10%), 7/25/39(1)(2)	251	255,616
Series 2019-R05, Class 1M2, 2.103%, (1 mo. USD LIBOR + 2.00%), 7/25/39(1)(2)	20	19,775
Security	Principal Amount (000's omitted)	Value
Federal National Mortgage Association Connecticut Avenue Securities: (continued)
Series 2019-R06, Class 2B1, 3.852%, (1 mo. USD LIBOR + 3.75%), 9/25/39(1)(2)	$726	$ 736,279
Series 2019-R07, Class 1B1, 3.503%, (1 mo. USD LIBOR + 3.40%), 10/25/39(1)(2)	210	212,155
Series 2020-R02, Class 2B1, 3.103%, (1 mo. USD LIBOR + 3.00%), 1/25/40(1)(2)	1,120	1,127,400
Series 2021-R01, Class 1B2, 6.05%, (30-day average SOFR + 6.00%), 10/25/41(1)(2)	129	132,119
Series 2021-R02, Class 2B1, 3.35%, (30-day average SOFR + 3.30%), 11/25/41(1)(2)	35	34,942
Federal National Mortgage Association Grantor Trust, Series 2017-T1, Class A, 2.898%, 6/25/27	547	579,320
FMC GMSR Issuer Trust:
Series 2021-GT1, Class A, 3.62%, 7/25/26(1)(3)	125	124,252
Series 2021-GT2, Class A, 3.85%, 10/25/26(1)(3)	1,060	1,053,996
Home Re, Ltd.:
Series 2018-1, Class M2, 3.102%, (1 mo. USD LIBOR + 3.00%), 10/25/28(1)(2)	811	818,385
Series 2021-1, Class M1B, 1.652%, (1 mo. USD LIBOR + 1.55%), 7/25/33(1)(2)	690	687,934
Series 2021-1, Class M2, 2.952%, (1 mo. USD LIBOR + 2.85%), 7/25/33(1)(2)	215	210,129
Oaktown Re V, Ltd., Series 2020-2A, Class M1B, 3.702%, (1 mo. USD LIBOR + 3.60%), 10/25/30(1)(2)	341	344,171
Toorak Mortgage Corp., Ltd., Series 2020-1, Class A1, 2.734% to 1/25/23, 3/25/23(1)(4)	480	481,218
ZH Trust:
Series 2021-1, Class A, 2.253%, 2/18/27(1)	105	104,696
Series 2021-2, Class A, 2.349%, 10/17/27(1)	101	100,309
Total Collateralized Mortgage Obligations (identified cost $19,801,419)		$19,864,913

Commercial Mortgage-Backed Securities — 3.8%

Security	Principal Amount (000's omitted)	Value
BAMLL Commercial Mortgage Securities Trust:
Series 2019-BPR, Class DNM, 3.719%, 11/5/32(1)(3)	$1,605	$ 1,548,815
Series 2019-BPR, Class ENM, 3.719%, 11/5/32(1)(3)	680	637,358
Series 2019-BPR, Class FNM, 3.719%, 11/5/32(1)(3)	1,215	975,223
BBCMS Mortgage Trust:
Series 2017-DELC, Class E, 2.61%, (1 mo. USD LIBOR + 2.50%), 8/15/36(1)(2)	161	159,594
Series 2018-RRI, Class F, 4.759%, (1 mo. USD LIBOR + 4.65%), 2/15/33(1)(2)	207	207,946
BX Commercial Mortgage Trust:
Series 2019-XL, Class A, 1.026%, (1 mo. USD LIBOR + 0.92%), 10/15/36(1)(2)	1,335	1,336,364

Calvert
Balanced Fund
December 31, 2021
Schedule of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
BX Commercial Mortgage Trust: (continued)
Series 2019-XL, Class B, 1.186%, (1 mo. USD LIBOR + 1.08%), 10/15/36(1)(2)	$638	$ 637,342
Series 2021-VOLT, Class B, 1.059%, (1 mo. USD LIBOR + 0.95%), 9/15/36(1)(2)	1,809	1,796,998
Series 2021-VOLT, Class C, 1.209%, (1 mo. USD LIBOR + 1.10%), 9/15/36(1)(2)	549	543,493
Series 2021-VOLT, Class D, 1.759%, (1 mo. USD LIBOR + 1.65%), 9/15/36(1)(2)	1,739	1,728,630
CGMS Commercial Mortgage Trust, Series 2017-MDRC, Class D, 2.36%, (1 mo. USD LIBOR + 2.25%), 7/15/30(1)(2)	490	481,288
CIM Retail Portfolio Trust, Series 2021-RETL, Class A, 1.51%, (1 mo. USD LIBOR + 1.40%), 8/15/36(1)(2)	310	310,002
Extended Stay America Trust:
Series 2021-ESH, Class A, 1.19%, (1 mo. USD LIBOR + 1.08%), 7/15/38(1)(2)	637	637,659
Series 2021-ESH, Class C, 1.81%, (1 mo. USD LIBOR + 1.70%), 7/15/38(1)(2)	1,381	1,383,507
Series 2021-ESH, Class D, 2.36%, (1 mo. USD LIBOR + 2.25%), 7/15/38(1)(2)	551	551,966
Federal Home Loan Mortgage Corp. Multifamily Structured Pass Through Certificates:
Series KG02, Class A2, 2.412%, 8/25/29	3,315	3,460,278
Series KG03, Class A2, 1.297%, 6/25/30(3)	770	742,364
Series KSG1, Class A2, 1.503%, 9/25/30	704	689,404
Series KW06, Class A2, 3.80%, 6/25/28(3)	1,135	1,273,988
Series W5FX, Class AFX, 3.214%, 4/25/28(3)	412	449,060
Federal National Mortgage Association:
Series 2017-M13, Class A2, 2.926%, 9/25/27(3)	1,191	1,272,845
Series 2018-M4, Class A2, 3.059%, 3/25/28(3)	2,425	2,629,353
Series 2018-M13, Class A2, 3.709%, 9/25/30(3)	3,600	4,127,876
Series 2019-M1, Class A2, 3.552%, 9/25/28(3)	993	1,108,017
Series 2019-M22, Class A2, 2.522%, 8/25/29	1,963	2,068,593
Series 2020-M1, Class A2, 2.444%, 10/25/29	2,322	2,446,788
Series 2020-M20, Class A2, 1.435%, 10/25/29	1,505	1,472,340
Federal National Mortgage Association Multifamily Connecticut Avenue Securities Trust:
Series 2019-01, Class M7, 1.802%, (1 mo. USD LIBOR + 1.70%), 10/15/49(1)(2)	675	672,865
Series 2019-01, Class M10, 3.352%, (1 mo. USD LIBOR + 3.25%), 10/15/49(1)(2)	423	418,773
Series 2020-01, Class M10, 3.852%, (1 mo. USD LIBOR + 3.75%), 3/25/50(1)(2)	1,310	1,332,955
Hawaii Hotel Trust, Series 2019-MAUI, Class A, 1.259%, (1 mo. USD LIBOR + 1.15%), 5/15/38(1)(2)	1,609	1,611,228
JPMorgan Chase Commercial Mortgage Securities Trust:
Series 2014-DSTY, Class B, 3.771%, 6/10/27(1)	550	161,700
Series 2014-DSTY, Class C, 3.805%, 6/10/27(1)(3)	225	37,800
Security	Principal Amount (000's omitted)	Value
Morgan Stanley Capital I Trust:
Series 2017-CLS, Class A, 0.81%, (1 mo. USD LIBOR + 0.70%), 11/15/34(1)(2)(5)	$1,909	$ 1,909,418
Series 2017-CLS, Class E, 2.06%, (1 mo. USD LIBOR + 1.95%), 11/15/34(1)(2)(5)	225	224,704
Series 2017-CLS, Class F, 2.71%, (1 mo. USD LIBOR + 2.60%), 11/15/34(1)(2)(5)	412	410,705
Series 2019-BPR, Class A, 1.51%, (1 mo. USD LIBOR + 1.40%), 5/15/36(1)(2)(5)	1,315	1,300,594
Series 2019-BPR, Class B, 2.21%, (1 mo. USD LIBOR + 2.10%), 5/15/36(1)(2)(5)	386	368,454
Series 2019-BPR, Class C, 3.16%, (1 mo. USD LIBOR + 3.05%), 5/15/36(1)(2)(5)	205	186,692
SLG Office Trust, Series 2021-OVA, Class A, 2.585%, 7/15/41(1)	1,674	1,717,297
VMC Finance, LLC:
Series 2021-HT1, Class A, 1.753%, (1 mo. USD LIBOR + 1.65%), 1/18/37(1)(2)	1,422	1,425,856
Series 2021-HT1, Class B, 4.603%, (1 mo. USD LIBOR + 4.50%), 1/18/37(1)(2)	2,057	2,059,430
WFLD Mortgage Trust, Series 2014-MONT, Class C, 3.755%, 8/10/31(1)(3)	850	768,539
Total Commercial Mortgage-Backed Securities (identified cost $49,150,860)		$49,284,101

Common Stocks — 63.4%

Security	Shares	Value
Auto Components — 1.1%
Aptiv PLC(6)	84,700	$ 13,971,265
		$ 13,971,265
Automobiles — 0.6%
Tesla, Inc.(6)	7,000	$ 7,397,460
		$ 7,397,460
Banks — 2.9%
PNC Financial Services Group, Inc. (The)	89,700	$ 17,986,644
Wells Fargo & Co.	407,800	19,566,244
		$37,552,888
Beverages — 2.2%
Coca-Cola Co. (The)	255,300	$15,116,313
Coca-Cola Europacific Partners PLC	246,900	13,809,117
		$28,925,430
Biotechnology — 2.1%
AbbVie, Inc.	145,500	$19,700,700

Calvert
Balanced Fund
December 31, 2021
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Biotechnology (continued)
Neurocrine Biosciences, Inc.(6)	87,600	$ 7,460,892
		$ 27,161,592
Building Products — 0.7%
AZEK Co., Inc. (The)(6)	197,700	$ 9,141,648
		$ 9,141,648
Capital Markets — 4.9%
Goldman Sachs Group, Inc. (The)	30,500	$ 11,667,775
Intercontinental Exchange, Inc.	109,300	14,948,961
S&P Global, Inc.	40,500	19,113,165
Tradeweb Markets, Inc., Class A	169,366	16,960,311
		$62,690,212
Commercial Services & Supplies — 0.8%
Waste Management, Inc.	61,025	$10,185,073
		$10,185,073
Containers & Packaging — 0.7%
AptarGroup, Inc.	71,800	$8,794,064
		$8,794,064
Electric Utilities — 1.1%
NextEra Energy, Inc.	146,100	$13,639,896
		$13,639,896
Electrical Equipment — 0.8%
AMETEK, Inc.	72,500	$10,660,400
		$10,660,400
Electronic Equipment, Instruments & Components — 0.9%
TE Connectivity, Ltd.	74,900	$12,084,366
		$12,084,366
Energy Equipment & Services — 1.3%
Baker Hughes Co.	681,300	$16,392,078
		$16,392,078
Entertainment — 0.8%
Walt Disney Co. (The)(6)	65,600	$10,160,784
		$10,160,784
Equity Real Estate Investment Trusts (REITs) — 1.9%
EastGroup Properties, Inc.	45,500	$10,367,175
Lamar Advertising Co., Class A	111,100	13,476,430
		$23,843,605
Security	Shares	Value
Food & Staples Retailing — 1.1%
Sysco Corp.	188,500	$ 14,806,675
		$ 14,806,675
Health Care Equipment & Supplies — 1.3%
Boston Scientific Corp.(6)	249,100	$ 10,581,768
Teleflex, Inc.	18,400	6,044,032
		$ 16,625,800
Health Care Providers & Services — 1.2%
Anthem, Inc.	33,000	$ 15,296,820
		$15,296,820
Hotels, Restaurants & Leisure — 0.9%
Marriott International, Inc., Class A(6)	67,000	$11,071,080
		$11,071,080
Interactive Media & Services — 4.5%
Alphabet, Inc., Class C(6)	16,212	$46,910,881
Match Group, Inc.(6)	82,530	10,914,593
		$57,825,474
Internet & Direct Marketing Retail — 3.5%
Amazon.com, Inc.(6)	13,666	$45,567,090
		$45,567,090
IT Services — 2.5%
Automatic Data Processing, Inc.	60,300	$14,868,774
Visa, Inc., Class A	79,500	17,228,445
		$32,097,219
Life Sciences Tools & Services — 2.6%
Danaher Corp.	51,600	$16,976,916
Thermo Fisher Scientific, Inc.	25,197	16,812,446
		$33,789,362
Machinery — 0.8%
Stanley Black & Decker, Inc.	51,400	$9,695,068
		$9,695,068
Pharmaceuticals — 2.2%
Eli Lilly & Co.	48,100	$13,286,182
Pfizer, Inc.	94,100	5,556,605
Zoetis, Inc.	40,700	9,932,021
		$28,774,808

Calvert
Balanced Fund
December 31, 2021
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Professional Services — 1.5%
Booz Allen Hamilton Holding Corp.	109,400	$ 9,276,026
Clarivate PLC(6)(7)	409,000	9,619,680
		$ 18,895,706
Road & Rail — 1.0%
Union Pacific Corp.	52,200	$ 13,150,746
		$ 13,150,746
Semiconductors & Semiconductor Equipment — 4.2%
Analog Devices, Inc.	89,300	$ 15,696,261
Lam Research Corp.	15,800	11,362,570
NVIDIA Corp.	24,700	7,264,517
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	67,100	8,072,801
Texas Instruments, Inc.	61,896	11,665,539
		$54,061,688
Software — 6.6%
Bill.com Holdings, Inc.(6)	30,200	$7,524,330
Intuit, Inc.	23,567	15,158,766
Microsoft Corp.	184,351	62,000,928
		$84,684,024
Specialty Retail — 1.1%
TJX Cos., Inc. (The)	195,000	$14,804,400
		$14,804,400
Technology Hardware, Storage & Peripherals — 4.0%
Apple, Inc.	287,408	$51,035,039
		$51,035,039
Textiles, Apparel & Luxury Goods — 0.6%
Deckers Outdoor Corp.(6)	19,800	$7,252,938
		$7,252,938
Venture Capital — 0.2%
CFBanc Corp.(6)(8)(9)	27,000	$849,855
Consensus Orthopedics, Inc.(6)(8)(9)	180,877	0
Learn Capital Venture Partners III, L.P.(6)(8)(9)	1,056,322	1,599,757
Neighborhood Bancorp, Class A(6)(8)(9)	10,000	12,500
		$2,462,112
Security	Shares	Value
Wireless Telecommunication Services — 0.8%
T-Mobile US, Inc.(6)	84,645	$ 9,817,127
		$ 9,817,127
Total Common Stocks (identified cost $528,338,967)		$ 814,313,937

Convertible Bonds — 0.0%(10)

Security	Principal Amount (000's omitted)	Value
Technology — 0.0%(10)
ams AG, 0.875%, 9/28/22(11)	$600	$ 591,334
Total Convertible Bonds (identified cost $590,583)		$ 591,334

Corporate Bonds — 15.6%

Security	Principal Amount (000's omitted)	Value
Basic Materials — 0.0%(10)
WR Grace Holdings, LLC, 5.625%, 8/15/29(1)	$120	$ 123,150
		$ 123,150
Communications — 1.4%
AT&T, Inc.:
2.30%, 6/1/27	$1	$ 1,018
3.10%, 2/1/43	83	80,858
3.50%, 9/15/53	92	92,992
3.65%, 6/1/51	2,851	2,959,085
3.65%, 9/15/59	111	112,316
3.80%, 12/1/57	1,097	1,144,649
4.90%, 6/15/42	785	947,700
CCO Holdings, LLC/CCO Holdings Capital Corp., 5.00%, 2/1/28(1)	304	316,768
Charter Communications Operating, LLC/Charter Communications Operating Capital, 4.80%, 3/1/50	3,015	3,383,975
Comcast Corp.:
2.887%, 11/1/51(1)	1,125	1,091,026
2.937%, 11/1/56(1)	676	645,676
Level 3 Financing, Inc., 3.75%, 7/15/29(1)	80	76,129
NBCUniversal Media, LLC, 4.45%, 1/15/43	248	301,395
Nokia Oyj:
4.375%, 6/12/27	947	1,023,911
6.625%, 5/15/39	990	1,371,279
SES Global Americas Holdings GP, 5.30%, 3/25/44(1)	463	530,410

Calvert
Balanced Fund
December 31, 2021
Schedule of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Communications (continued)
SES S.A., 5.30%, 4/4/43(1)	$274	$ 314,600
Sprint Corp., 7.875%, 9/15/23	192	211,723
T-Mobile USA, Inc.:
2.25%, 2/15/26(7)	48	48,193
2.25%, 11/15/31(7)	161	156,402
2.55%, 2/15/31	371	369,431
2.625%, 4/15/26	1,504	1,513,483
4.50%, 4/15/50	860	1,007,998
Ziggo B.V., 5.50%, 1/15/27(1)	150	154,299
		$17,855,316
Consumer, Cyclical — 1.2%
7-Eleven, Inc., 0.80%, 2/10/24(1)	$567	$560,788
American Airlines Pass-Through Trust:
4.40%, 9/22/23	216	212,366
5.25%, 1/15/24	729	722,841
American Airlines, Inc./AAdvantage Loyalty IP, Ltd.:
5.50%, 4/20/26(1)	1,905	1,983,924
5.75%, 4/20/29(1)	44	47,113
Dave & Buster's, Inc., 7.625%, 11/1/25(1)	218	232,664
Delta Air Lines, Inc., 3.625%, 3/15/22	529	529,020
Delta Air Lines, Inc./SkyMiles IP, Ltd., 4.75%, 10/20/28(1)	1,271	1,388,926
Ford Motor Credit Co., LLC:
1.221%, (3 mo. USD LIBOR + 1.08%), 8/3/22(2)	525	525,954
2.979%, 8/3/22	1,813	1,824,576
3.087%, 1/9/23	867	882,797
3.375%, 11/13/25	206	214,288
4.14%, 2/15/23	675	691,909
Hyatt Hotels Corp.:
1.30%, 10/1/23	409	409,140
1.80%, 10/1/24	168	168,178
Lithia Motors, Inc.:
3.875%, 6/1/29(1)	1,118	1,143,183
4.375%, 1/15/31(1)(7)	173	184,926
Macy's Retail Holdings, LLC:
2.875%, 2/15/23	617	623,975
3.625%, 6/1/24	84	85,979
4.30%, 2/15/43	75	65,922
MDC Holdings, Inc., 2.50%, 1/15/31	128	123,989
Nordstrom, Inc.:
4.25%, 8/1/31(7)	495	487,090
4.375%, 4/1/30(7)	894	903,208
5.00%, 1/15/44(7)	792	739,776
Powdr Corp., 6.00%, 8/1/25(1)	225	234,664
		$14,987,196
Security	Principal Amount (000's omitted)	Value
Consumer, Non-cyclical — 1.4%
Ashtead Capital, Inc.:
4.00%, 5/1/28(1)	$200	$ 209,097
4.25%, 11/1/29(1)	987	1,053,339
Avantor Funding, Inc., 4.625%, 7/15/28(1)	1,024	1,069,225
Avon Products, Inc., 8.45%, 3/15/43	80	98,512
Block Financial, LLC, 3.875%, 8/15/30	1,631	1,746,996
Centene Corp.:
2.50%, 3/1/31	1,407	1,372,078
3.375%, 2/15/30	472	481,466
4.25%, 12/15/27	575	600,432
4.625%, 12/15/29	74	79,934
Coca-Cola Europacific Partners PLC, 1.50%, 1/15/27(1)	347	340,290
Coca-Cola Femsa SAB de CV, 1.85%, 9/1/32	645	608,774
Conservation Fund (The), Green Bonds, 3.474%, 12/15/29	655	692,003
CVS Health Corp., 3.00%, 8/15/26	1,400	1,479,863
CVS Pass-Through Trust, 6.036%, 12/10/28	602	686,867
Doris Duke Charitable Foundation (The), 2.345%, 7/1/50	1,705	1,577,893
Ford Foundation (The), 2.415%, 6/1/50	1,095	1,037,655
Hikma Finance USA, LLC, 3.25%, 7/9/25(11)	200	205,736
Kraft Heinz Foods Co., 4.375%, 6/1/46	1,328	1,558,474
Natura Cosmeticos S.A., 4.125%, 5/3/28(1)	987	970,093
Royalty Pharma PLC, 3.35%, 9/2/51	1,154	1,106,543
Smithfield Foods, Inc.:
2.625%, 9/13/31(1)	870	842,697
3.00%, 10/15/30(1)	192	191,444
5.20%, 4/1/29(1)	138	157,766
		$18,167,177
Energy — 0.4%
NuStar Logistics, L.P.:
5.75%, 10/1/25	$147	$158,337
6.00%, 6/1/26	1,189	1,291,308
6.375%, 10/1/30	334	371,251
TerraForm Power Operating, LLC:
4.75%, 1/15/30(1)	1,293	1,357,495
5.00%, 1/31/28(1)	1,746	1,851,851
		$5,030,242
Financial — 7.0%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust:
4.50%, 9/15/23	$716	$751,268
6.50%, 7/15/25	413	472,281
Affiliated Managers Group, Inc., 3.30%, 6/15/30	996	1,054,937
Agree, L.P., 2.00%, 6/15/28	329	322,560
Air Lease Corp., 2.875%, 1/15/26	816	842,461

Calvert
Balanced Fund
December 31, 2021
Schedule of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Financial (continued)
Alliance Data Systems Corp., 4.75%, 12/15/24(1)	$972	$ 992,801
Alliant Holdings Intermediate, LLC/Alliant Holdings Co-Issuer, 6.75%, 10/15/27(1)	120	124,625
American Assets Trust, L.P., 3.375%, 2/1/31	176	179,911
Andrew W. Mellon Foundation (The), 0.947%, 8/1/27	845	820,309
Australia & New Zealand Banking Group, Ltd., 2.95% to 7/22/25, 7/22/30(1)(12)	1,352	1,386,298
Banco BTG Pactual S.A./Cayman Islands, 4.50%, 1/10/25(1)	925	934,213
Banco de Chile, 2.99%, 12/9/31(1)	827	816,567
Banco do Brasil S.A., 3.25%, 9/30/26(1)	322	313,821
Banco Santander S.A., 1.722% to 9/14/26, 9/14/27(12)	800	785,895
Bank of America Corp.:
1.53% to 12/6/24, 12/6/25(12)	1,950	1,954,432
1.734% to 7/22/26, 7/22/27(12)	2,414	2,397,749
1.898% to 7/23/30, 7/23/31(12)	1,365	1,307,875
1.922% to 10/24/30, 10/24/31(12)	1,438	1,378,410
2.087% to 6/14/28, 6/14/29(12)	1,034	1,027,517
2.299% to 7/21/31, 7/21/32(12)	1,350	1,328,776
2.456% to 10/22/24, 10/22/25(12)	2,613	2,685,434
2.572% to 10/20/31, 10/20/32(12)	1,229	1,235,798
Bank of Montreal, 2.05%, 11/1/22	1,898	1,923,110
Bank of Nova Scotia (The), 2.375%, 1/18/23	1,362	1,385,708
BankUnited, Inc., 5.125%, 6/11/30	351	400,207
BBVA Bancomer S.A./Texas:
1.875%, 9/18/25(1)	859	852,605
5.125% to 1/18/28, 1/18/33(1)(7)(12)	1,189	1,222,131
Boston Properties, L.P., 2.45%, 10/1/33	2,042	1,980,083
Broadstone Net Lease, LLC, 2.60%, 9/15/31	58	56,363
Capital One Financial Corp.:
3.30%, 10/30/24	419	441,267
3.75%, 7/28/26	658	706,355
4.20%, 10/29/25	575	626,902
CI Financial Corp.:
3.20%, 12/17/30	1,239	1,272,733
4.10%, 6/15/51(7)	711	772,342
Citigroup, Inc.:
0.776% to 10/30/23, 10/30/24(12)	1,600	1,591,143
1.281% to 11/3/24, 11/3/25(12)	622	620,716
1.678% to 5/15/23, 5/15/24(12)	1,848	1,869,087
3.106% to 4/8/25, 4/8/26(12)	784	822,429
3.887% to 1/10/27, 1/10/28(12)	1,365	1,480,684
4.00% to 12/10/25(12)(13)	770	777,700
Corporate Office Properties L.P., 2.90%, 12/1/33	626	612,694
Discover Bank, 4.682% to 8/9/23, 8/9/28(12)	605	632,507
Enact Holdings, Inc., 6.50%, 8/15/25(1)	1,202	1,314,393
Security	Principal Amount (000's omitted)	Value
Financial (continued)
EPR Properties, 3.75%, 8/15/29	$1,220	$ 1,232,510
Extra Space Storage, L.P., 2.55%, 6/1/31	803	791,144
Goldman Sachs Group, Inc. (The):
1.948% to 10/21/26, 10/21/27(12)	1,448	1,442,289
2.65% to 10/21/31, 10/21/32(12)	1,532	1,543,121
HAT Holdings I, LLC/HAT Holdings II, LLC:
3.375%, 6/15/26(1)	1,685	1,704,108
6.00%, 4/15/25(1)	695	723,495
HSBC Holdings PLC, 2.251% to 11/22/26, 11/22/27(12)	1,402	1,405,745
Iron Mountain, Inc.:
4.50%, 2/15/31(1)	1,185	1,199,812
5.00%, 7/15/28(1)	374	384,848
JPMorgan Chase & Co.:
0.63%, (SOFR + 0.58%), 3/16/24(2)	167	167,368
1.47% to 9/22/26, 9/22/27(12)	1,684	1,651,449
2.522% to 4/22/30, 4/22/31(12)	1,465	1,482,309
2.739% to 10/15/29, 10/15/30(12)	485	498,831
2.956% to 5/13/30, 5/13/31(12)	958	992,937
KKR Group Finance Co. VII, LLC, 3.625%, 2/25/50(1)	758	816,148
KKR Group Finance Co. X, LLC, 3.25%, 12/15/51(1)	304	303,708
Liberty Mutual Group, Inc., 4.125% to 9/15/26, 12/15/51(1)(12)	541	540,445
Life Storage, L.P., 2.40%, 10/15/31	1,045	1,028,325
Lloyds Banking Group PLC, 2.438% to 2/5/25, 2/5/26(12)	860	877,373
Macquarie Bank, Ltd.:
3.052% to 3/3/31, 3/3/36(1)(12)	1,525	1,505,239
3.624%, 6/3/30(1)	744	777,131
National Australia Bank, Ltd., 3.625%, 6/20/23	575	598,769
National Bank of Canada, 0.55% to 11/15/23, 11/15/24(12)	759	750,489
Newmark Group, Inc., 6.125%, 11/15/23	388	415,548
OneMain Finance Corp.:
3.50%, 1/15/27	1,152	1,140,463
7.125%, 3/15/26	224	255,690
PNC Financial Services Group, Inc. (The), 2.20%, 11/1/24	2,409	2,474,968
Primerica, Inc., 2.80%, 11/19/31	607	614,223
Radian Group, Inc.:
4.875%, 3/15/27	1,450	1,557,391
6.625%, 3/15/25	77	85,176
Sabra Health Care, L.P., 3.20%, 12/1/31(7)	1,255	1,227,804
SITE Centers Corp., 3.625%, 2/1/25	517	541,708
Societe Generale S.A., 4.75% to 5/26/26(1)(7)(12)(13)	690	702,358
Standard Chartered PLC:
1.214% to 3/23/24, 3/23/25(1)(12)	326	323,462
1.319% to 10/14/22, 10/14/23(1)(12)	459	459,459
1.456% to 1/14/26, 1/14/27(1)(12)	1,028	996,490

Calvert
Balanced Fund
December 31, 2021
Schedule of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Financial (continued)
Standard Chartered PLC: (continued)
1.822% to 11/23/24, 11/23/25(1)(12)	$661	$ 660,624
Stewart Information Services Corp., 3.60%, 11/15/31	1,082	1,096,772
Stifel Financial Corp., 4.00%, 5/15/30	902	990,249
Sun Communities Operating, L.P.:
2.30%, 11/1/28	385	384,831
2.70%, 7/15/31	299	296,895
Synovus Bank/Columbus, GA:
2.289% to 2/10/22, 2/10/23(12)	1,529	1,530,235
4.00% to 10/29/25, 10/29/30(12)	782	815,151
Synovus Financial Corp.:
3.125%, 11/1/22	311	316,075
5.90% to 2/7/24, 2/7/29(12)	71	75,926
Texas Capital Bancshares, Inc., 4.00% to 5/6/26, 5/6/31(12)	596	616,531
Truist Financial Corp.:
1.267% to 3/2/26, 3/2/27(12)	210	206,147
5.10% to 3/1/30(7)(12)(13)	1,053	1,179,360
UBS AG, 1.25%, 6/1/26(1)	928	907,338
UBS Group AG:
2.095% to 2/11/31, 2/11/32(1)(12)	1,244	1,205,156
4.375% to 2/10/31(1)(12)(13)	649	642,705
UniCredit SpA, 5.459% to 6/30/30, 6/30/35(1)(12)	795	867,078
Westpac Banking Corp., 3.02% to 11/18/31, 11/18/36(12)	618	611,586
		$90,090,089
Government - Multinational — 1.5%
Asian Development Bank, 3.125%, 9/26/28	$1,160	$1,299,034
European Bank for Reconstruction & Development, 1.50%, 2/13/25	1,295	1,311,594
European Investment Bank:
1.625%, 5/13/31(7)	2,540	2,558,646
2.375%, 5/24/27	2,741	2,879,978
2.875%, 6/13/25(1)	5,102	5,404,134
Inter-American Development Bank, 0.875%, 4/3/25	1,030	1,022,612
International Bank for Reconstruction & Development:
0.18%, (SOFR + 0.13%), 1/13/23(2)	1,637	1,638,016
3.125%, 11/20/25	2,600	2,784,036
International Finance Corp., 0.14%, (SOFR + 0.09%), 4/3/24(2)	679	678,998
		$19,577,048
Government - Regional — 0.2%
Kommuninvest I Sverige AB, 0.375%, 6/19/24(1)	$1,940	$1,912,833
		$1,912,833
Security	Principal Amount (000's omitted)	Value
Industrial — 0.8%
FedEx Corp., 4.55%, 4/1/46	$795	$ 955,016
Hexcel Corp., 4.20%, 2/15/27	170	182,661
Imola Merger Corp., 4.75%, 5/15/29(1)	667	685,586
Jabil, Inc.:
3.00%, 1/15/31	2,401	2,470,220
3.60%, 1/15/30	1,434	1,545,358
4.70%, 9/15/22	1,207	1,239,133
Owens Corning, 3.95%, 8/15/29	1,598	1,752,486
Valmont Industries, Inc.:
5.00%, 10/1/44	110	136,292
5.25%, 10/1/54	800	1,023,195
		$9,989,947
Other Revenue — 0.1%
BlueHub Loan Fund, Inc., 3.099%, 1/1/30	$1,625	$1,683,128
		$1,683,128
Technology — 0.5%
DXC Technology Co., 2.375%, 9/15/28	$1,142	$1,117,254
Kyndryl Holdings, Inc.:
2.05%, 10/15/26(1)	1,045	1,018,089
2.70%, 10/15/28(1)	287	277,981
Microsoft Corp., 2.40%, 8/8/26	575	602,334
Seagate HDD Cayman:
3.375%, 7/15/31	990	967,557
4.091%, 6/1/29	856	887,518
4.875%, 3/1/24	127	134,804
5.75%, 12/1/34(7)	439	506,571
Western Digital Corp., 4.75%, 2/15/26	961	1,052,059
		$6,564,167
Utilities — 1.1%
AES Corp. (The), 2.45%, 1/15/31	$1,826	$1,780,976
American Water Capital Corp.:
2.30%, 6/1/31	614	614,640
2.95%, 9/1/27	750	791,905
Avangrid, Inc.:
3.15%, 12/1/24	805	843,317
3.80%, 6/1/29	1,635	1,779,370
Clearway Energy Operating, LLC, 3.75%, 1/15/32(1)	472	469,137
Consolidated Edison Co. of New York, Inc., 3.35%, 4/1/30	429	461,859
Enel Finance International NV:
1.375%, 7/12/26(1)	564	549,805
2.65%, 9/10/24(1)	1,195	1,231,375
Engie Energia Chile S.A., 3.40%, 1/28/30(1)	200	202,787

Calvert
Balanced Fund
December 31, 2021
Schedule of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Utilities (continued)
MidAmerican Energy Co.:
3.15%, 4/15/50	$500	$ 524,781
4.25%, 7/15/49	835	1,032,927
NextEra Energy Capital Holdings, Inc., 1.90%, 6/15/28	1,008	998,147
NextEra Energy Operating Partners, L.P.:
4.25%, 9/15/24(1)	73	75,810
4.50%, 9/15/27(1)	140	151,340
Niagara Mohawk Power Corp., 1.96%, 6/27/30(1)	586	560,590
Pattern Energy Operations, L.P./Pattern Energy Operations, Inc., 4.50%, 8/15/28(1)	1,745	1,813,160
Public Service Co. of Colorado, 3.70%, 6/15/28	723	794,332
		$14,676,258
Total Corporate Bonds (identified cost $198,099,732)		$200,656,551

High Social Impact Investments — 0.2%

Security	Principal Amount (000's omitted)	Value
Calvert Impact Capital, Inc., Community Investment Notes, 1.50%, 12/15/23(9)(14)	$2,500	$ 2,447,650
ImpactAssets, Inc., Global Sustainable Agriculture Notes, 0.00%, 11/3/22(9)(15)	39	37,696
Total High Social Impact Investments (identified cost $2,539,329)		$ 2,485,346

Preferred Stocks — 0.3%

Security	Shares	Value
Oil, Gas & Consumable Fuels — 0.1%
NuStar Energy, L.P., Series B, 7.625% to 6/15/22(12)	24,733	$ 556,493
		$ 556,493
Real Estate Management & Development — 0.1%
Brookfield Property Partners, L.P.:
Series A, 5.75%	33,000	$ 777,480
Series A2, 6.375%	28,000	718,480
		$ 1,495,960
Venture Capital — 0.0%(10)
Consensus Orthopedics, Inc.:
Series A-1(6)(8)(9)	420,683	$0
Series B(6)(8)(9)	348,940	0
Series C(6)(8)(9)	601,710	0
Security	Shares	Value
Venture Capital (continued)
Lumni, Inc., Series B(6)(8)(9)	17,265	$ 33,192
Wind Harvest Co., Inc.(6)(8)(9)	8,696	0
		$ 33,192
Wireless Telecommunication Services — 0.1%
United States Cellular Corp.:
5.50%	58,150	$ 1,535,160
6.25%	4,575	123,982
		$ 1,659,142
Total Preferred Stocks (identified cost $4,146,075)		$3,744,787

Senior Floating-Rate Loans — 0.7%(16)

Borrower/Description	Principal Amount (000's omitted)	Value
Building and Development — 0.1%
Cushman & Wakefield U.S. Borrower, LLC, Term Loan, 2.852%, (1 mo. USD LIBOR + 2.75%), 8/21/25	$582	$ 579,221
		$ 579,221
Electronics/Electrical — 0.2%
Hyland Software, Inc., Term Loan, 4.25%, (1 mo. USD LIBOR + 3.50%, Floor 0.75%), 7/1/24	$586	$ 587,952
Informatica, LLC, Term Loan, 2.875%, (1 mo. USD LIBOR + 2.75%), 10/27/28	800	798,100
MA FinanceCo., LLC, Term Loan, 2.854%, (1 mo. USD LIBOR + 2.75%), 6/21/24	36	36,036
Seattle Spinco, Inc., Term Loan, 2.854%, (1 mo. USD LIBOR + 2.75%), 6/21/24	245	243,363
SS&C European Holdings S.a.r.l., Term Loan, 1.854%, (1 mo. USD LIBOR + 1.75%), 4/16/25	76	75,371
SS&C Technologies, Inc., Term Loan, 1.854%, (1 mo. USD LIBOR + 1.75%), 4/16/25	94	92,847
Ultimate Software Group, Inc. (The), Term Loan, 3.854%, (1 mo. USD LIBOR + 3.75%), 5/4/26	768	767,121
VS Buyer, LLC, Term Loan, 3.104%, (1 mo. USD LIBOR + 3.00%), 2/28/27	100	99,270
		$2,700,060
Equipment Leasing — 0.0%(10)
Avolon TLB Borrower 1 (US), LLC, Term Loan, 2.50%, (1 mo. USD LIBOR + 1.75%, Floor 0.75%), 1/15/25	$305	$305,615
		$305,615

Calvert
Balanced Fund
December 31, 2021
Schedule of Investments (Unaudited) — continued

Borrower/Description	Principal Amount (000's omitted)	Value
Health Care — 0.1%
Change Healthcare Holdings, LLC, Term Loan, 3.50%, (1 mo. USD LIBOR + 2.50%, Floor 1.00%), 3/1/24	$778	$ 777,855
Ortho-Clinical Diagnostics S.A., Term Loan, 3.103%, (1 mo. USD LIBOR + 3.00%), 6/30/25	800	800,718
		$ 1,578,573
Insurance — 0.1%
Asurion, LLC:
Term Loan, 3.229%, (1 mo. USD LIBOR + 3.125%), 11/3/23	$254	$ 253,486
Term Loan, 3.354%, (1 mo. USD LIBOR + 3.25%), 12/23/26	149	147,649
USI, Inc., Term Loan, 3.224%, (3 mo. USD LIBOR + 3.00%), 5/16/24	825	820,241
		$1,221,376
Leisure Goods/Activities/Movies — 0.1%
Bombardier Recreational Products, Inc., Term Loan, 2.101%, (1 mo. USD LIBOR + 2.00%), 5/24/27	$165	$163,154
Delta 2 (LUX) S.a.r.l., Term Loan, 3.50%, (1 mo. USD LIBOR + 2.50%, Floor 1.00%), 2/1/24	800	800,214
		$963,368
Telecommunications — 0.1%
CenturyLink, Inc., Term Loan, 2.354%, (1 mo. USD LIBOR + 2.25%), 3/15/27	$833	$824,207
Level 3 Financing, Inc., Term Loan, 1.854%, (1 mo. USD LIBOR + 1.75%), 3/1/27	175	173,327
Ziggo Financing Partnership, Term Loan, 2.61%, (1 mo. USD LIBOR + 2.50%), 4/30/28	845	837,078
		$1,834,612
Total Senior Floating-Rate Loans (identified cost $9,195,678)		$9,182,825

Sovereign Government Bonds — 0.5%

Security	Principal Amount (000's omitted)	Value
Kreditanstalt fuer Wiederaufbau:
0.75%, 9/30/30	$591	$ 552,574
1.00%, 10/1/26	2,520	2,485,837
2.00%, 9/29/22	2,782	2,814,894
Total Sovereign Government Bonds (identified cost $5,913,715)		$ 5,853,305

Taxable Municipal Obligations — 1.2%

Security	Principal Amount (000's omitted)	Value
General Obligations — 0.3%
Los Angeles Unified School District, CA, 5.75%, 7/1/34(17)	$800	$ 1,042,200
Massachusetts, Green Bonds, 3.277%, 6/1/46	880	965,730
New York City, NY, 5.206%, 10/1/31(17)	1,275	1,521,266
San Francisco City and County, CA, (Social Bonds - Affordable Housing, 2016), 3.921%, 6/15/39	630	704,573
		$ 4,233,769
Special Tax Revenue — 0.4%
California Health Facilities Financing Authority, (No Place Like Home Program):
2.361%, 6/1/26	$935	$ 968,931
2.484%, 6/1/27	665	691,321
2.534%, 6/1/28	830	859,224
2.584%, 6/1/29	455	471,776
2.984%, 6/1/33	520	543,156
Connecticut, Special Tax Revenue, 5.459%, 11/1/30(17)	400	473,396
New York City Transitional Finance Authority, NY, Future Tax Secured Revenue Bonds, 5.767%, 8/1/36(17)	1,000	1,254,470
		$5,262,274
Water and Sewer — 0.5%
District of Columbia Water & Sewer Authority, Green Bonds, 4.814%, 10/1/2114	$270	$406,855
Narragansett Bay Commission, RI, Wastewater System Revenue:
Green Bonds, 2.094%, 9/1/30	430	436,713
Green Bonds, 2.184%, 9/1/31	345	349,692
Green Bonds, 2.264%, 9/1/32	305	308,617
Green Bonds, 2.344%, 9/1/33	335	337,596
San Diego County Water Authority, CA:
Green Bonds, 1.531%, 5/1/30	360	348,959
Green Bonds, 1.701%, 5/1/31	320	312,243
Green Bonds, 1.951%, 5/1/34	190	185,512
San Francisco City and County Public Utilities Commission, CA, Water Revenue, Green Bonds, 3.303%, 11/1/39	3,420	3,538,332
		$6,224,519
Total Taxable Municipal Obligations (identified cost $14,858,035)		$15,720,562

Calvert
Balanced Fund
December 31, 2021
Schedule of Investments (Unaudited) — continued

U.S. Government Agencies and Instrumentalities — 0.4%

Security	Principal Amount (000's omitted)	Value
U.S. Department of Housing and Urban Development:
2.547%, 8/1/22	$305	$ 309,036
2.618%, 8/1/23	153	157,145
2.668%, 8/1/24	534	555,457
2.738%, 8/1/25	534	563,287
3.435%, 8/1/34	530	583,903
3.485%, 8/1/35	295	330,038
3.585%, 8/1/37	547	619,440
U.S. International Development Finance Corp.:
3.22%, 9/15/29	717	768,665
3.52%, 9/20/32	728	798,178
Total U.S. Government Agencies and Instrumentalities (identified cost $4,469,280)		$4,685,149

U.S. Government Agency Mortgage-Backed Securities — 3.7%

Security	Principal Amount (000's omitted)	Value
Federal Home Loan Mortgage Corp., Pool #ZT0383, 3.50%, 3/1/48	$314	$ 333,243
Federal National Mortgage Association:
2.00%, 30-Year, TBA(18)	840	838,110
2.50%, 30-Year, TBA(18)	17,546	17,918,860
3.00%, 30-Year, TBA(18)	19,410	20,118,920
Pool #AN1879, 2.65%, 6/1/26	586	611,394
Pool #AN1909, 2.68%, 7/1/26	645	674,320
Pool #BM3990, 4.00%, 3/1/48	755	808,874
Pool #FM1867, 3.00%, 11/1/49	856	887,314
Pool #FM6803, 2.00%, 4/1/51	694	698,545
Pool #FM7023, 3.00%, 7/1/49	1,183	1,228,316
Pool #MA3149, 4.00%, 10/1/47	946	1,015,376
Government National Mortgage Association II:
Pool #CB2653, 2.50%, 3/20/51	912	938,735
Pool #CB8629, 2.50%, 4/20/51	1,328	1,372,878
Total U.S. Government Agency Mortgage-Backed Securities (identified cost $47,389,666)		$47,444,885

U.S. Treasury Obligations — 4.4%

Security	Principal Amount (000's omitted)	Value
U.S. Treasury Bonds:
1.375%, 11/15/40	$961	$ 875,722
1.375%, 8/15/50	1,843	1,615,145
Security	Principal Amount (000's omitted)	Value
U.S. Treasury Bonds: (continued)
1.875%, 2/15/41	$2,757	$ 2,729,753
1.875%, 2/15/51	4,400	4,354,969
2.00%, 2/15/50	1,316	1,337,231
2.00%, 8/15/51	7,338	7,482,467
2.25%, 5/15/41	7,836	8,235,672
2.375%, 5/15/51	4,500	4,971,797
2.875%, 5/15/49	815	982,075
3.125%, 5/15/48	371	463,808
U.S. Treasury Notes:
0.125%, 12/15/23	275	271,863
0.125%, 1/15/24	324	319,937
0.125%, 2/15/24(7)	324	319,836
0.25%, 3/15/24	2,491	2,461,517
0.25%, 6/30/25	185	179,761
0.375%, 10/31/23	545	541,870
0.375%, 4/15/24	323	319,795
0.375%, 9/30/27	371	351,247
0.625%, 7/31/26	3,848	3,742,030
0.75%, 11/15/24	285	283,441
1.00%, 7/31/28	2,349	2,287,430
1.125%, 2/29/28	3,655	3,602,745
1.125%, 8/31/28	1,105	1,083,849
1.25%, 3/31/28	1,609	1,595,047
1.25%, 4/30/28	2,906	2,880,232
1.25%, 6/30/28	1,511	1,495,890
1.25%, 8/15/31	73	71,392
1.375%, 10/31/28	1,013	1,008,803
1.625%, 5/15/31	319	323,162
Total U.S. Treasury Obligations (identified cost $55,571,995)		$56,188,486

Venture Capital Limited Partnership Interests — 0.0%(10)

Security	Value
First Analysis Private Equity Fund IV, L.P.(6)(8)(9)	$ 316,432
GEEMF Partners, L.P.(6)(8)(9)(14)	9,857
Global Environment Emerging Markets Fund, L.P.(6)(8)(9)	32,151
Solstice Capital, L.P.(6)(8)(9)	24,296
Total Venture Capital Limited Partnership Interests (identified cost $0)	$ 382,736

Calvert
Balanced Fund
December 31, 2021
Schedule of Investments (Unaudited) — continued

Short-Term Investments — 1.3%
Affiliated Fund — 0.9%
Description	Units	Value
Calvert Cash Reserves Fund, LLC, 0.06%(19)	11,517,221	$ 11,517,221
Total Affiliated Fund (identified cost $11,517,005)		$ 11,517,221
Securities Lending Collateral — 0.4%
Security	Shares	Value
State Street Navigator Securities Lending Government Money Market Portfolio, 0.03%(20)	5,137,890	$ 5,137,890
Total Securities Lending Collateral (identified cost $5,137,890)		$ 5,137,890
Total Short-Term Investments (identified cost $16,654,895)		$ 16,655,111
Total Purchased Options — 0.0%(10) (identified cost $19,645)		$ 16,031
Total Investments — 103.2% (identified cost $1,034,815,077)		$1,325,415,071
Other Assets, Less Liabilities — (3.2)%		$ (41,478,495)
Net Assets — 100.0%		$1,283,936,576

The percentage shown for each investment category in the Schedule of Investments is based on net assets.
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At December 31, 2021, the aggregate value of these securities is $175,157,621 or 13.6% of the Fund's net assets.
(2)	Variable rate security. The stated interest rate represents the rate in effect at December 31, 2021.
(3)	Weighted average fixed-rate coupon that changes/updates monthly. Rate shown is the rate at December 31, 2021.
(4)	Step coupon security. Interest rate represents the rate in effect at December 31, 2021.
(5)	Represents an investment in an issuer that may be deemed to be an affiliate effective March 1, 2021.
(6)	Non-income producing security.
(7)	All or a portion of this security was on loan at December 31, 2021. The aggregate market value of securities on loan at December 31, 2021 was $15,308,980 and the total market value of the collateral received by the Fund was $15,737,971, comprised of cash of $5,137,890 and U.S. government and/or agencies securities of $10,600,081.
(8)	For fair value measurement disclosure purposes, security is categorized as Level 3.
(9)	Restricted security. Total market value of restricted securities amounts to $5,363,386, which represents 0.4% of the net assets of the Fund as of December 31, 2021.
(10)	Amount is less than 0.05%.
(11)	Security exempt from registration under Regulation S of the Securities Act of 1933, as amended, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933, as amended. At December 31, 2021, the aggregate value of these securities is $797,070 or less than 0.05% of the Fund’s net assets.
(12)	Security converts to variable rate after the indicated fixed-rate coupon period.
(13)	Perpetual security with no stated maturity date but may be subject to calls by the issuer.
(14)	May be deemed to be an affiliated company.
(15)	Notes carry an interest rate that varies by period and is contingent on the performance of the underlying portfolio of loans to borrowers. The coupon rate shown represents the rate in effect at December 31, 2021.
(16)	Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are redetermined periodically by reference to a base lending rate, plus a spread. These base lending rates are primarily the London Interbank Offered Rate ("LIBOR") and secondarily, the prime rate offered by one or more major United States banks (the "Prime Rate"). Base lending rates may be subject to a floor, or minimum rate. Senior Loans are generally subject to contractual restrictions that must be satisfied before they can be bought or sold.
(17)	Build America Bond. Represents taxable municipal obligation issued pursuant to the American Recovery and Reinvestment Act of 2009 or other legislation providing for the issuance of taxable municipal debt on which the issuer receives federal support.
(18)	TBA (To Be Announced) securities are purchased on a forward commitment basis with an approximate principal amount and maturity date. The actual principal amount and maturity date are determined upon settlement.
(19)	Affiliated investment company, available to Calvert portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of December 31, 2021.
(20)	Represents investment of cash collateral received in connection with securities lending.

Calvert
Balanced Fund
December 31, 2021
Schedule of Investments (Unaudited) — continued

Purchased Put Options — 0.0%(1)
Exchange-Traded Options — 0.0%(1)
Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
U.S. 10-Year Treasury Note Futures 3/2022	54	$7,045,313	$128.50	2/18/22	$16,031
Total					$16,031

(1)	Amount is less than 0.05%.
Futures Contracts
Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Interest Rate Futures
U.S. 2-Year Treasury Note	252	Long	3/31/22	$54,979,313	$(17,405)
U.S. 5-Year Treasury Note	228	Long	3/31/22	27,582,656	60,709
U.S. 10-Year Treasury Note	53	Long	3/22/22	6,914,844	67,396
U.S. 10-Year Treasury Note	(2)	Short	3/22/22	(260,938)	(2,566)
U.S. Long Treasury Bond	(3)	Short	3/22/22	(481,313)	(5,068)
U.S. Ultra 10-Year Treasury Note	(373)	Short	3/22/22	(54,621,187)	(771,339)
U.S. Ultra-Long Treasury Bond	(16)	Short	3/22/22	(3,154,000)	(73,022)
					$(741,295)
Restricted Securities
Description	Acquisition Dates	Cost
Calvert Impact Capital, Inc., Community Investment Notes, 1.50%, 12/15/23	12/14/20	$2,500,000
CFBanc Corp., Common Stock	3/14/03	270,000
Consensus Orthopedics, Inc., Common Stock	2/10/06	504,331
Consensus Orthopedics, Inc., Series A-1, Preferred	8/19/05	4,331
Consensus Orthopedics, Inc., Series B, Preferred	2/10/06	139,576
Consensus Orthopedics, Inc., Series C, Preferred	2/10/06	120,342
First Analysis Private Equity Fund IV, L.P.	2/25/02-7/6/11	0
GEEMF Partners, L.P.	2/28/97	0
Global Environment Emerging Markets Fund, L.P.	1/14/94-2/1/95	0
ImpactAssets, Inc., Global Sustainable Agriculture Notes, 0.00%, 11/3/22	11/13/15	39,329
Learn Capital Venture Partners III, L.P., Common Stock	8/30/16-12/15/21	1,056,322
Lumni, Inc., Series B, Preferred	8/8/13	116,367
Neighborhood Bancorp, Class A, Common Stock	6/25/97	100,000
Solstice Capital, L.P.	6/26/01-6/17/08	0
Wind Harvest Co., Inc., Preferred	5/16/94	100,000

Calvert
Balanced Fund
December 31, 2021
Schedule of Investments (Unaudited) — continued

Abbreviations:
ADR	– American Depositary Receipt
LIBOR	– London Interbank Offered Rate
SOFR	– Secured Overnight Financing Rate
TBA	– To Be Announced

Currency Abbreviations:
USD	– United States Dollar

Calvert
Balanced Fund
December 31, 2021
Schedule of Investments (Unaudited) — continued

The Fund is subject to interest rate risk in the normal course of pursuing its investment objective. The Fund enters into futures contracts and options thereon to hedge against fluctuations in interest rates and to manage overall duration.
At December 31, 2021, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.
The Fund invested in issuers that may be deemed to be affiliated with Morgan Stanley. At December 31, 2021, the value of the Fund's investment in Calvert Impact Capital, Inc. (the Notes) and other affiliated companies/issuers and funds was $18,375,295, which represents 1.4% of the Fund's net assets. Transactions in the Notes and other affiliated companies/issuers and funds by the Fund for the fiscal year to date ended December 31, 2021 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Interest/ Dividend income	Principal amount/Units, end of period
Commercial Mortgage-Backed Securities
Morgan Stanley Capital I Trust:
Series 2017-CLS, Class A, 0.81%, (1 mo. USD LIBOR + 0.70%), 11/15/34	$ 1,909,605	$ —	$ —	$ —	$ (281)	$ 1,909,418	$ 3,961	$ 1,909,000
Series 2017-CLS, Class E, 2.06%, (1 mo. USD LIBOR + 1.95%), 11/15/34	—	224,824	—	—	(120)	224,704	334	225,000
Series 2017-CLS, Class F, 2.71%, (1 mo. USD LIBOR + 2.60%), 11/15/34	412,531	—	—	—	(1,808)	410,705	2,817	412,000
Series 2019-BPR, Class A, 1.51%, (1 mo. USD LIBOR + 1.40%), 5/15/36	1,304,268	—	—	—	(3,661)	1,300,594	4,995	1,315,000
Series 2019-BPR, Class B, 2.21%, (1 mo. USD LIBOR + 2.10%), 5/15/36	366,588	—	—	—	1,790	368,454	2,237	386,000
Series 2019-BPR, Class C, 3.16%, (1 mo. USD LIBOR + 3.05%), 5/15/36	184,857	—	—	—	1,835	186,692	1,645	205,000
High Social Impact Investments
Calvert Impact Capital, Inc., Community Investment Notes, 1.50%, 12/15/23(1)	2,457,075	—	—	—	(9,425)	2,447,650	9,375	2,500,000
Venture Capital Limited Partnership Interests
GEEMF Partners, L.P.(1)(2)(3)	10,721	—	—	—	(864)	9,857	—	—
Short-Term Investments
Calvert Cash Reserves Fund, LLC	17,702,327	85,918,299	(92,100,427)	(1,496)	(1,482)	11,517,221	2,306	11,517,221
Totals				$(1,496)	$(14,016)	$18,375,295	$27,670

(1)	Restricted security.
(2)	For fair value measurement disclosure purposes, security is categorized as Level 3.
(3)	Non-income producing security.
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following table summarizes the market value of the Fund's holdings as of December 31, 2021, based on the inputs used to value them:
Asset Description	Level 1	Level 2	Level 3(1)	Total
Asset-Backed Securities	$ —	$78,345,012	$ —	$78,345,012
Collateralized Mortgage Obligations	—	19,864,913	—	19,864,913
Commercial Mortgage-Backed Securities	—	49,284,101	—	49,284,101
Common Stocks	811,851,825(2)	—	—	811,851,825

Calvert
Balanced Fund
December 31, 2021
Schedule of Investments (Unaudited) — continued

Asset Description	Level 1	Level 2	Level 3(1)	Total
Common Stocks - Venture Capital	$ —	$ —	$2,462,112	$2,462,112
Convertible Bonds	—	591,334	—	591,334
Corporate Bonds	—	200,656,551	—	200,656,551
High Social Impact Investments	—	2,485,346	—	2,485,346
Preferred Stocks	3,711,595	—	—	3,711,595
Preferred Stocks - Venture Capital	—	—	33,192	33,192
Senior Floating-Rate Loans	—	9,182,825	—	9,182,825
Sovereign Government Bonds	—	5,853,305	—	5,853,305
Taxable Municipal Obligations	—	15,720,562	—	15,720,562
U.S. Government Agencies and Instrumentalities	—	4,685,149	—	4,685,149
U.S. Government Agency Mortgage-Backed Securities	—	47,444,885	—	47,444,885
U.S. Treasury Obligations	—	56,188,486	—	56,188,486
Venture Capital Limited Partnership Interests	—	—	382,736	382,736
Short-Term Investments:
Affiliated Fund	—	11,517,221	—	11,517,221
Securities Lending Collateral	5,137,890	—	—	5,137,890
Purchased Put Options	16,031	—	—	16,031
Total Investments	$820,717,341	$501,819,690	$2,878,040	$1,325,415,071
Futures Contracts	$128,105	$ —	$ —	$128,105
Total	$820,845,446	$501,819,690	$2,878,040	$1,325,543,176
Liability Description
Futures Contracts	$(869,400)	$ —	$ —	$(869,400)
Total	$(869,400)	$ —	$ —	$(869,400)

(1)	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.
(2)	The level classification by major category of investments is the same as the category presentation in the Schedule of Investments.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended December 31, 2021 is not presented.
For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.